Stock-Based Compensation	6 Months Ended
Jun. 30, 2013
Stock-Based Compensation [Abstract]
Stock-Based Compensation

Stock-Based Compensation

Non Vested Share Awards

On May 22, 2012, share awards totaling 5,625 shares were made to two executive officers of the Company in accordance with the Plan at a grant date price of $7.20.  The shares vest based on continued employment of the executives, and the restrictions lapse in 50% increments on each of the first and second anniversary of issuance. There were 2,813 and 5,625 unvested stock awards as of June 30, 2013 and 2012, respectively.

Investment Committee Share Compensation

            In March 2012 the Board of Directors approved the recommendation by the Compensation Committee that the independent directors serving as members of the Investment Committee receive their monthly Investment committee fees in the form of shares of the Company’s Common Stock issued under the 2006 Stock Plan, priced as the average of the closing price of the stock for the first 20 trading days for the calendar year.  The shares issued to the independent directors of the Investment Committee for the three months ended June 30, 2013 and 2012 were 748 and 546,  respectively, and 748 and 1,636 shares were issued for the six months ended June 30, 2013 and 2012, respectively.

Share-Based Compensation Expense

            The expense recognized in the condensed consolidated financial statements for the three months ended June 30, 2013 and 2012 for share-based compensation related to employees and directors was approximately $19,200 and $11,700, respectively, and the expense recognized for the six months ended June 30, 2013 and 2012 was approximately $31,000 and $13,000, respectively.